Borrowed Funds (Tables)	12 Months Ended
Sep. 30, 2011
Borrowed Funds [Abstract]
FHLB Advances

	2011	2010
	(Dollars in thousands)
Fixed-rate FHLB advances	$2,400,000	$2,376,000
Deferred prepayment penalty	(20,995)	(28,261)
Deferred gain on terminated interest rate swaps	457	632
	$2,379,462	$2,348,371

Weighted average contractual interest rate on FHLB advances	3.37%	3.61%
Weighted average effective interest rate on FHLB advances (1)	3.71%	3.96%

(1)
The effective rate includes the net impact of the amortization of deferred prepayment penalties related to the prepayment of certain FHLB advances and deferred gains related to the termination of interest rate swaps.

Other Borrowings

	2011		2010
		Weighted		Weighted
		Average		Average
		Contractual		Contractual
	Amount	Rate	Amount	Rate
	(Dollars in thousands)
Repurchase agreements	$515,000	4.00%	$615,000	4.03%
Debentures	--	--	53,609	3.28
	$515,000	4.00%	$668,609	3.97%

Maturity Of Borrowed Funds

				Weighted	Weighted
	FHLB	Repurchase	Total	Average	Average
	Advances	Agreements	Borrowings	Contractual	Effective
	Amount	Amount	Amount	Rate	Rate
	(Dollars in thousands)
2012	$350,000	$150,000	$500,000	3.67%	3.67%
2013	525,000	145,000	670,000	3.74	4.00
2014	450,000	100,000	550,000	3.33	3.96
2015	200,000	20,000	220,000	3.50	4.16
2016	275,000	--	275,000	3.86	4.39
Thereafter	600,000	100,000	700,000	3.06	3.08
	$2,400,000	$515,000	$2,915,000	3.48%	3.76%